UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Edmund P. Bergan Jr. 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

Item 1.       Semi-Annual Reports to Shareholders

Semi-Annual Report

November 30, 2006

(Unaudited)

Primary Fund

U.S. Government Fund

U.S. Treasury Fund

of The Reserve Fund

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THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited)

Principal Amount	Negotiable Bank Certificates of Deposit — 50.0%	Value (Note 1)
	Domestic — 4.6%
$300,000,000	Citibank, 5.335%, 12/13/06	$300,000,000
200,000,000	Citibank NA, 5.315%, 2/5/07	200,000,000
300,000,000	Washington Mutual Bank, 5.32%, 2/16/07	300,000,000
200,000,000	Washington Mutual Bank, 5.34%, 5/17/07	200,000,000
75,000,000	Wilmington Trust Company, 5.365%, 4/19/07	75,000,000
		1,075,000,000
	Yankees — 45.4%
800,000,000	Abbey National Bank, 5.31%, 2/7/07	800,000,000
275,000,000	Banco Bilbao Vizcaya Argenteria, 5.32%, 2/7/07	275,000,000
400,000,000	Bank of Ireland, 5.315%, 2/5/07	400,000,000
400,000,000	Bank of Tokyo Mitsubishi, 5.31%, 2/28/07	400,000,000
400,000,000	BNP Paribas, 5.33%, 12/12/06	400,000,000
550,000,000	Calyon, 5.325%, 12/13/06	550,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.40%, 12/14/07*	200,000,000
300,000,000	Credit Industriel et Commercial, 5.35%, 4/16/07	300,000,000
800,000,000	Credit Suisse First Boston, 5.31%, 2/28/07	800,000,000
300,000,000	Deutsche Bank, 4.81%, 2/14/07	300,000,000
400,000,000	Deutsche Bank, 5.40%, 11/21/07	400,000,000
500,000,000	Dexia Credit Locale, 5.31%, 2/27/07	500,000,000
200,000,000	Forenings Sparbanken (SW), 4.85%, 1/29/07	200,000,000
250,000,000	HBOS Bank, 5.31%, 2/7/07	250,000,000
500,000,000	Mizuho Corp Bank, 5.36%, 12/13/06	500,000,000
400,000,000	Mizuho Corp Bank, 5.36%, 12/4/06	400,000,000
300,000,000	National Bank of Canada NY, 5.34%, 4/16/07	300,000,000
300,000,000	Norinchukin Bank, 5.36%, 12/13/06	300,000,000
200,000,000	Norinchukin Bank, 5.36%, 12/14/06	200,000,000
400,000,000	Norinchukin Bank, 5.35%, 5/2/07	400,000,000
100,000,000	Royal Bank of Scotland, 4.845%, 1/30/07	100,000,000
500,000,000	Skandinaviska Enskilda Banken, 5.331%, 6/28/07	499,950,777
200,000,000	Sumitomo Trust & Bank, 5.29%, 12/4/06	200,000,000
300,000,000	Sumitomo Trust & Bank, 5.29%, 12/6/06	300,000,000
300,000,000	Svenska Handelsbanken, 5.33%, 12/14//06	300,000,000
200,000,000	Svenska Handelsbanken, 4.85%, 1/29/07	200,000,000
300,000,000	Svenska Handelsbanken, 5.29%, 12/27/06	300,000,000
800,000,000	Toronto Dominion, 5.325%, 12/14/06	800,000,000
100,000,000	Toronto Dominion Bank NY, 5.34%, 4/17/07	100,000,000
		10,674,950,777
Total Negotiable Bank Certificates of Deposit (Cost $11,749,950,777)		11,749,950,777

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	Asset Backed Security — 1.8%	Value (Note 1)
$190,000,000	Banc of America Securities Auto Trust, 5.3489%, 11/18/07*	$190,000,000
71,445,322	BMW Vehicle Owner Trust, 5.3634%, 9/25/07*	71,445,322
75,429,572	Capital One Auto Finance Trust, 5.4796%, 8/15/07*	75,429,572
100,000,000	Permanent Master Issuer PLC, 5.30%, 10/17/07*	100,000,000
Total Asset Backed Securities (Cost $436,874,894)		436,874,894
	Asset Backed Commercial Paper — 1.4%
200,000,000	Gemini Securitization, 5.314%, 1/8/07	198,888,500
125,000,000	Gemini Securitization, 5.323%, 1/30/07	123,905,208
Total Asset Backed Commercial Paper (Cost $322,793,708)		322,793,708
	Euro Time Deposits–Cayman — 5.5%
600,000,000	BNP Paribas, 5.33%, 12/1/06	600,000,000
705,000,000	Suntrust Bank, 5.3437%, 12/1/06	705,000,000
Total Euro Time Deposits-Cayman (Cost $1,305,000,000)		1,305,000,000
	Floating Rate Note — 21.1%
200,000,000	American Express Centurion, 5.29%, 12/20/07*	200,000,000
400,000,000	Bank of Ireland, 5.30%, 12/19/07*	400,000,000
300,000,000	Barclays Bank, 5.313%, 5/30/07*	299,996,358
200,000,000	Canadian Imperial Bank of Commerce, 5.38%, 11/20/07*	199,981,352
190,000,000	General Electric Cap, 5.28%, 12/24/07*	190,000,000
350,000,000	HBOS Treasury Services PLC, 5.2873%, 12/7/07 *	350,000,000
400,000,000	KBC Bank NV, 5.37%, 11/21/07*	399,925,199
225,000,000	Natexis Banques Populaires, 5.42%, 11/19/07*	224,958,186
275,000,000	Natexis Banques Populaires, 5.3653%, 12/7/07*	275,000,000
275,000,000	Northern Rock PLC, 5.3437%, 10/22/07*	275,000,000
500,000,000	Royal Bank of Canada, 5.29%, 12/3/07*	500,000,000
300,000,000	Skandinaviska Enskilda Banken, 5.28%, 4/4/07*	300,000,000
145,000,000	Skandinaviska Enskilda Banken, 5.31%, 12/7/07*	145,000,000
200,000,000	Svenska Handelsbanken, 5.29%, 12/21/07*	200,000,000
500,000,000	Unicredito Italiano SpA, 5.33%, 12/14/07*	500,000,000
500,000,000	Wachovia Bank NA Winston, 5.31%, 5/22/07*	500,000,000
Total Floating Rate Notes (Cost $4,959,861,095)		4,959,861,095

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	Government Agency Notes — 2.2%	Value (Note 1)
$250,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07	$250,000,000
250,000,000	Federal Home Loan Mortgage Corp., 5.35%, 11/21/07	250,000,000
Total Government Agency Notes (Cost $500,000,000)		500,000,000
	Repurchase Agreements — 17.4%
600,000,000	Bank of America, 5.3525%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $600,089,208 (collateralized by CORP 0.00% to 9.25% due 11/30/07 to 10/15/36 valued at $630,000,000)	600,000,000
491,000,000	Barclays Bank Inc., 5.30%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $491,072,286 (collateralized by FGRA 0.00% to 6.722% due 10/15/31 to 5/15/34 valued at $79,162,966, FGRM 4.00% to 6.00% due 8/15/18 to 8/15/34 valued at $228,692,521, FGST 0.00% due 5/1/36 valued at $18,612,372, FNRA 6.12% due 3/25/36 valued at $21,830,156, FNRM 4.50% to 6.00% due 1/25/16 to 10/25/36 valued at $143,341,215, FNST 5.50% due 12/1/34 valued at $15,190,828.)	491,000,000
1,200,000,000	Bear Stearns & Co., Inc., 5.33%-5.36%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $1,200,178,458 (collateralized by ABS 0% to 8.937% due 2/18/11 to 6/22/51 valued at $898,454,750, CMO 0.00% to 7.950% due 2/15/19 to 6/10/48 valued at $99,047,828, FGSP 0% to 0% due 8/1/35 to 10/15/36 valued at $257,503,301.)	1,200,000,000
150,000,000	Citigroup Global Markets, 5.3625%, dated 11/30/06, due12/01/06, repurchase proceeds at maturity $150,022,344 (collateralized by ABS 0.00% to 0.00% due 9/15/10 to 9/25/36 valued at $94,971,876, MTN 0.00% due 8/2/12 valued at $62,528,125.)	150,000,000
120,000,000	Deutsche Bank Securities Inc., 5.3725%, dated 11/30/06, due 12/01/06, repurchase proceeds at maturity $120,017,908 (collateralized by FNRA 5.67% due 5/25/34 valued at $36,688,686, FNRM 4.50% to 5.50% due 10/25/20 to 3/25/33 valued at $87,464,091.)	120,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$700,000,000	HSBC, 5.3625%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $700,104,271 (collateralized by ABS 7.321% due 10/25/36 at $8,476,962, CMO 0.00% to 7.00% due 10/15/10 to 8/25/36 valued at $236,463,399, CORP 0.00% to 6.125% due 1/24/07 to 3/1/42, valued at $448,434,116, MTN 0.00% to 6.00% due 12/8/06 to 3/1/42 valued at $41,628,662.)	$700,000,000
830,000,000	Merrill Lynch, 5.4325%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $830,125,249 (collateralized by WLR 5.4325% due 12/1/06 valued at $846,600,000.)	830,000,000
Total Repurchase Agreements (Cost $4,091,000,000)		4,091,000,000

Total Investments (Cost $23,365,480,474)	99.4%	23,365,480,474
Comprehensive management fees payable	(0.0)	(239,977)
Distribution (12b-1) fees payable	(0.0)	(46,386)
Other Assets, less Liabilities	0.6	135,280,403
Net Assets	100.0%	$23,500,474,514

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

8,316,033,385 shares Class R	$1.00
11,599,464 shares Class 95	$1.00
103,737,725 shares Class 75	$1.00
34,056,564 shares Class 70	$1.00
971,201,018 shares Class Treasurer's Trust	$1.00
98,099,390 shares Class 45	$1.00
7,051,756 shares Class 35	$1.00
539,831,372 shares Class 25	$1.00
220,168,579 shares Class 20	$1.00
683,967,633 shares Class 15	$1.00
12,514,727,628 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited)

Principal Amount	Government Agency Notes — 13.5%	Value (Note 1)
$50,000,000	Federal Home Loan Bank, 5.27%, 12/15/06	$50,000,000
70,900,000	Federal Home Loan Mortgage Corp., 4.8%, 2/12/07	70,900,000
30,000,000	Federal Home Loan Mortgage Corp., 4.8%, 2/23/07	30,000,000
30,000,000	Federal Home Loan Mortgage Corp., 4.85%, 2/27/07	30,000,000
29,219,000	Federal Home Loan Mortgage Corp., 5.55%, 7/11/07	29,219,000
16,161,000	Federal Home Loan Mortgage Corp., 4.25%, 4/5/07	16,103,946
100,000,000	Federal Home Loan Mortgage Corp., 4.90%, 3/5/07	99,992,468
250,000,000	Federal Home Loan Mortgage Corp., 5.35%, 11/21/07	250,000,000
50,000,000	Federal National Mortgage Association, 5.22%, 3/7/07	49,317,333
50,000,000	Federal National Mortgage Association, 5.09%, 4/20/07	50,000,000
Total Government Agency Notes (Cost $675,532,747)		675,532,747
	Repurchase Agreements — 86.4%
1,500,000,000	Barclays & Co., 5.29%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $1,500,220,417 (collateralized by FHFR 0.00% due 5/28/08 valued at $386,945,820, FHOR 4.00% due 6/13/07 valued at $283,271,956, FMDN 0.00% to 0.00% due 3/5/07 to 3/19/07 valued at $575,372,651, FNSM 6.00% due 8/22/16 valued at $284,409,793)	1,500,000,000
664,000,000	Bear Stearns & Co. Inc., 5.33%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $664,098,309 (collateralized by GNRM 4.91% due 12/16/40 valued at $80,033,986, FGRM 0.00% to 12.00% due 4/15/08 to 3/15/36 valued at $207,790,076, FNR2 6.00% to 7.00% due 4/25/22 to 10/25/22 valued at $4,745, FNRM 0.0% to 9.50% due 11/25/22 to 7/25/36 valued at $396,093,180 )	664,000,000
1,000,000,000	Deutsche Bank Securities Inc., 5.29%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $1,000,146,944 (collateralized by FNMA 4.38% to 7.13% due 06/15/10 to 11/15/30 valued at $344,789,640, FMAC 0.00% to 6.00% due 9/15/08 to 11/5/32 valued at $446,955,685, FHLB 5.13% to 5.38% due 8/8/08 to 8/15/24 valued at $228,255,863)	1,000,000,000
600,000,000	Greenwich Capital RBS, 5.32%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $600,088,667 (collateralized by FGSI 5.00% to 6.50% due 4/1/28 to 10/15/36 valued at $154,255,255, FNST 0.00% due 8/1/34 to 10/1/36 valued at $463,745,237)	600,000,000

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$400,000,000	HSBC Securities Inc., 5.29%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $400,058,778 (collateralized by BILL 0.00% due 12/7/06 to 5/31/07 valued at $235,507,088, NOTY 3.38% due 2/28/07 valued at $172,497,105)	$400,000,000
157,000,000	State Street & Co., 4.86%, dated 11/30/06, due 12/1/06, repurchase proceeds at maturity $157,021,195 (collateralized by FHLMC 2.75% due 2/9/07 valued at $15,057,285, FHLB 3.38% to 4.88% due 2/15/07 to 5/15/07 valued at $144,550,218, FNMA 5.00% due 1/5/07 valued at $2,107,556)	157,000,000
Total Repurchase Agreements (Cost $4,321,000,000)		4,321,000,000

Total Investments (Cost* $4,996,532,747)	99.9%	4,996,532,747
Comprehensive management fees payable	(0.0)	(78,677)
Distribution (12b-1) fees payable	(0.0)	(17,920)
Other Assets, less Liabilities	0.1	6,822,973
Net Assets	100.0%	$5,003,259,123

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

3,270,478,454 shares Class R	$1.00
125,347,123 shares Class Treasurer's Trust	$1.00
19,145,171 shares Class 45	$1.00
27,917,857 shares Class 25	$1.00
93,211,250 shares Class 15	$1.00
1,467,159,268 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited)

Principal Amount	U.S. Treasury Bills — 99.9%	Value (Note 1)
$42,000,000	U.S. Treasury Bill, 4.57% 12/7/2006	$41,966,565
172,000,000	U.S. Treasury Bill, 4.57% 12/14/2006	171,682,659
109,000,000	U.S. Treasury Bill, 4.57% 12/21/2006	108,689,772
136,000,000	U.S. Treasury Bill, 4.57% 12/28/2006	135,480,985
29,000,000	U.S. Treasury Bill, 4.79% 1/4/2007	28,869,350
16,000,000	U.S. Treasury Bill, 4.79% 1/25/2007	15,876,678
26,000,000	U.S. Treasury Bill, 5.87% 2/15/2007	25,727,202
50,000,000	U.S. Treasury Bill, 4.96% 3/8/2007	49,335,820
20,000,000	U.S. Treasury Bill, 4.96% 3/22/2007	19,700,917
Total U.S. Treasury Bills (Cost $597,329,948)		597,329,948

Total Investments (Cost $597,329,948)	99.9%	597,329,948
Comprehensive management fees payable	(0.0)	(11,759)
Distribution (12b-1) fees payable	(0.0)	(2,561)
Other Assets, less Liabilities	0.1	553,880
Net Assets	100.0%	$597,869,508

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

450,562,593 shares Class R	$1.00
63,442,788 shares Class Treasurer's Trust	$1.00
16,789,694 shares Class 75	$1.00
40,594,784 shares Class 45	$1.00
10,980 shares Class 25	$1.00
26,468,669 shares Class Institutional	$1.00

See notes to financial statements.

GLOSSARY

ABS  —  Asset Backed Securities

BILL  —  U.S. Treasury Bill

CMO  —  Collateralized Mortgage Obligations

CORP  —  Corporate Bond

FGRA  —  FHLMC Adjustable Rate REMIC

FGRM  —  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

FGSI  —  Freddie Mac Gold Strips — Interest Only

FGSP  —  Freddie Mac Gold Strips — Principal Only

FGST  —  Freddie Mac Gold Program

FHFR  —  FHLB — Fixed Rate Consolidated Bond

FHLB  —  Federal Home Loan Bank

FHLMC  —  Federal Home Loan Mortgage Corp.

FHOR  —  FHLB — Optional Principal Redemption Bond

FMAC  —  Freddie Mac

FMDN  —  FHLMC — Discount Note

FMRA  —  FHLMC REMIC

FNMA  —  Federal National Mortgage Association

FNRA  —  FNMA REMIC

FNRM  —  FNMA REMIC Mortgage-Backed Pass-Through Securities

FNR2  —  Fannie Mae Remics Second Issuance

FNSM  —  Federal National Mortgage Association (Debentures)

FNST  —  FNMA STRIPS

GNRM  —  GNMA Pass-Through Floating Rate Securities

MTN  —  Medium Term Notes

NOTY  —  U.S. Treasury Note

WLR  —  Whole Loan Repo

*  Variable Rate Instrument.

^  Amount is less than 0.05%.

†  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (Unaudited)

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Interest Income (Note 1)	$622,954,194	$117,092,177	$14,470,442
Expenses (Note 2)
Comprehensive management fees:
Class R	31,893,257	10,727,988	1,784,554
Class 95	41,989	—	—
Class 75	316,730	—	40,105
Class 70	83,895	—	—
Class Treasurer's Trust	2,980,303	341,815	246,803
Class 45	161,687	36,502	23,217
Class 35	10,707	—	—
Class 25	753,777	39,405	3,213
Class 20	177,529	—	—
Class 15	291,183	13,342	—
Class Institutional	4,173,221	493,810	12,460
Class 8*	2,462,937	309,149	5,617
Distribution (12b-1) fees:
Class R	7,973,314	2,659,313	446,138
Class 95	11,197	—	—
Class 75	115,175	—	14,584
Class 70	33,558	—	—
Chief Compliance Officer expenses	62,072	6,043	1,358
Interest expense	2,116	—	1,306
Total expenses before waiver	51,544,647	14,627,367	2,579,355
Less: expenses waived (Note 2)	(1,274,973)	(83,458)	(7,616)
Net Expenses	50,269,674	14,543,909	2,571,739
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$572,684,520	$102,548,268	$11,898,703

*  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	PRIMARY FUND		U.S. GOVERNMENT FUND		U.S. TREASURY FUND
	Six Months Ended November 30, 2006	Year Ended May 31, 2006	Six Months Ended November 30, 2006	Year Ended May 31, 2006	Six Months Ended November 30, 2006	Year Ended May 31, 2006
Increase in Net Assets:
From Investment Operations:
Net investment income	$572,684,520	$716,120,870	$102,548,268	$96,070,129	$11,898,703	$13,683,370
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(171,485,782)	(210,808,157)	(57,059,893)	(39,675,949)	(8,696,265)	(9,669,222)
Class 95	(243,477)	(379,638)	—	—		—
Class 75	(2,625,802)	(2,583,005)	—	—	(303,242)	(134,401)
Class 70	(772,019)	(794,081)	—	—		—
Class Treasurer's Trust	(23,342,834)	(26,603,563)	(2,653,158)	(3,056,729)	(1,768,342)	(2,490,430)
Class 45	(1,744,700)	(1,163,310)	(389,520)	(447,862)	(233,507)	(59,966)
Class 35	(151,139)	(232,927)	—	—		—
Class 25	(15,230,579)	(20,122,890)	(789,891)	(441,492)	(57,853)	(143,093)
Class 20	(4,517,508)	(10,683,624)
Class 15	(10,060,617)	(3,982,470)	(459,971)	(33,308)		—
Class Institutional	(182,936,264)	(17,005,011)	(21,368,656)	(3,322,986)	(504,808)	(2,074)
Class 8*	(159,573,799)	(421,762,194)	(19,827,179)	(49,091,803)	(334,686)	(1,184,184)
Total dividends to shareholders	(572,684,520)	(716,120,870)	(102,548,268)	(96,070,129)	(11,898,703)	(13,683,370)
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	266,367,181,638	377,084,899,478	15,368,462,453	20,925,438,086	1,480,445,068	2,617,935,808
Dividends reinvested	569,515,052	649,166,264	101,917,327	93,483,201	11,819,051	13,413,298
Cost of shares redeemed	(263,594,070,720)	(369,780,409,660)	(14,494,351,741)	(18,510,940,735)	(1,446,149,792)	(2,534,295,219)
	3,342,625,970	7,953,656,082	976,028,039	2,507,980,552	46,114,327	97,053,887
Net increase (decrease) in net assets	3,342,625,970	7,953,656,082	976,028,039	2,507,980,552	46,114,327	97,053,887
Net Assets:
Beginning of period	20,157,848,544	12,204,192,462	4,027,231,084	1,519,250,532	551,755,181	454,701,294
End of period	$23,500,474,514	$20,157,848,544	$5,003,259,123	$4,027,231,084	$597,869,508	$551,755,181

*  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class
Institutional.

See notes to financial statements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (individually, a "Fund", and collectively, the "Funds"). Each Fund offers eleven classes of shares: Class Institutional, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

E.  The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. The Funds' custodians hold the securities that are subject to repurchase agreements. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G.  During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

H.  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

(2)  Management Fee and other Transactions With Affiliates:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

Class Institutional	Class 15	Class 20	Class 25	Class 35	Class 45	Treasurer's Trust	Class 70	Class 75	Class 95	Class R
0.12%	0.15%	0.20%	0.25%	0.35%	0.45%	0.60%	0.50%	0.55%	0.75%	0.80%

Distribution Assistance:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of the classes' average daily net assets.

During the period ended November 30, 2006, RMCI voluntarily waived a portion of its comprehensive management fee for the Primary Fund by $1,274,973, the U.S. Government Fund by $83,458 and the U.S. Treasury Fund by $7,616. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

(3)  Composition of Net Assets:

At November 30, 2006, the composition of each Fund's net assets was as follows:

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Par Value	$23,500,475	$5,003,259	$597,870
Additional Paid-in-Capital	23,476,974,039	4,998,255,864	597,271,638
Net Assets	$23,500,474,514	$5,003,259,123	$597,869,508

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets (Continued):

The tax basis of each Fund's net assets is the same as the basis for financial reporting at November 30, 2006. There was no undistributed net investment income for any of the Funds at November 30, 2006.

(4)  Capital Share Transactions:

For the six months ended November 30, 2006 and the year ended May 31, 2006, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	Six Months Ended November 30, 2006
	Class R	Class 95	Class 75	Class 70
PRIMARY FUND
Sold	16,138,420,519	8,079,559	190,637,585	12,453,760
Reinvested	171,328,942	243,343	2,621,641	771,470
Redeemed	(15,457,391,333)	(7,890,392)	(164,672,808)	(10,751,278)
Net Increase (Decrease)	852,358,128	432,510	28,586,418	2,473,952
	Treasurer's Trust	Class 45	Class 35	Class 25
PRIMARY FUND (continued)
Sold	2,414,341,765	232,141,147	4,322,194	255,792,203
Reinvested	23,339,767	1,738,724	151,356	15,226,942
Redeemed	(2,471,138,944)	(192,524,635)	(6,552,208)	(273,677,955)
Net Increase (Decrease)	(33,457,412)	41,355,236	(2,078,658)	(2,658,810)
	Class 20	Class 15	Class Institutional	Class 8**
PRIMARY FUND (continued)
Sold	534,513,824	2,303,909,168	127,790,040,981	116,482,528,933
Reinvested	4,517,662	9,986,178	178,619,032	160,969,995
Redeemed	(552,334,430)	(1,803,445,335)	(115,827,283,389)	(126,826,408,013)
Net Increase (Decrease)	(13,302,944)	510,450,011	12,141,376,624	(10,182,909,085)
	Class R	Treasurer's Trust	Class 45	Class 25
U.S. GOVERNMENT FUND
Sold	3,910,030,897	226,452,394	32,024,662	92,354,444
Reinvested	56,673,392	2,636,986	386,973	786,021
Redeemed	(2,692,316,723)	(204,067,531)	(29,525,748)	(88,622,628)
Net Increase (Decrease)	1,274,387,566	25,021,849	2,885,887	4,517,837

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Class 15	Class Institutional	Class 8**
U.S. GOVERNMENT FUND (continued)
Sold	175,893,265	7,428,247,087	3,503,459,704
Reinvested	446,698	20,918,564	20,068,693
Redeemed	(83,236,324)	(6,110,770,087)	(5,285,812,700)
Net Increase (Decrease)	93,103,639	1,338,395,564	(1,762,284,303)

	Class R	Treasurer's Trust	Class 75	Class 45
U.S. TREASURY FUND
Sold	1,053,735,618	132,985,227	94,705,392	58,282,480
Reinvested	8,632,208	1,768,614	302,603	228,751
Redeemed	(1,041,204,761)	(140,644,534)	(91,442,627)	(21,448,988)
Net Increase (Decrease)	21,163,065	(5,890,693)	3,565,368	37,062,243

	Class 25	Class Institutional	Class 8**
U.S. TREASURY FUND (continued)
Sold	992,552	98,513,103	41,230,696
Reinvested	59,278	501,355	326,242
Redeemed	(14,185,477)	(72,597,165)	(64,626,240)
Net Increase (Decrease)	(13,133,647)	26,417,293	(23,069,302)

	For Year Ended May 31, 2006
	Class R	Class 95	Class 75	Class 70
PRIMARY FUND
Sold	29,824,756,574	15,104,651	375,801,386	38,058,160
Reinvested	205,821,068	379,638	2,521,961	794,081
Redeemed	(28,553,198,706)	(17,422,563)	(358,880,386)	(26,705,179)
Net Increase (Decrease)	1,477,378,936	(1,938,274)	19,442,961	12,147,062
	Treasurer's Trust	Class 45	Class 35	Class 25
PRIMARY FUND (continued)
Sold	4,926,817,727	188,347,249	17,668,304	519,590,809
Reinvested	26,090,239	1,153,309	232,926	20,004,958
Redeemed	(4,557,788,267)	(150,331,037)	(12,440,246)	(549,289,480)
Net Increase (Decrease)	395,119,699	39,169,521	5,460,984	(9,693,713)
	Class 20	Class 15	Class Institutional	Class 8**
PRIMARY FUND (continued)
Sold	1,325,682,485	623,266,940	5,454,081,191	333,775,724,002
Reinvested	10,128,614	3,823,928	15,075,032	363,140,510
Redeemed	(1,368,817,858)	(515,418,635)	(5,288,417,249)	(328,381,700,054)
Net Increase (Decrease)	(33,006,759)	111,672,233	180,738,974	5,757,164,458

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Class R	Treasurer's Trust	Class 45	Class 25
U.S. GOVERNMENT FUND
Sold	5,034,578,604	348,628,650	54,638,269	164,023,563
Reinvested	39,089,555	3,023,495	447,656	435,904
Redeemed	(4,017,546,034)	(332,477,800)	(48,024,337)	(145,636,414)
Net Increase (Decrease)	1,056,122,125	19,174,345	7,061,588	18,823,053

	Class 15	Class Institutional	Class 8**
U.S. GOVERNMENT FUND (continued)
Sold	109,997,018	488,566,747	14,725,005,235
Reinvested	4,149	3,176,378	47,306,064
Redeemed	(109,997,031)	(408,402,279)	(13,448,856,840)
Net Increase (Decrease)	4,136	83,340,846	1,323,454,459

	Class R	Treasurer's Trust	Class 75	Class 45
U.S. TREASURY FUND
Sold	2,034,570,417	278,581,466	124,157,222	19,332,775
Reinvested	9,422,834	2,467,970	133,492	59,970
Redeemed	(1,928,518,369)	(305,739,484)	(112,512,159)	(15,869,982)
Net Increase (Decrease)	115,474,882	(24,690,048)	11,778,555	3,522,763

	Class 25	Class Institutional	Class 8**
U.S. TREASURY FUND (continued)
Sold	18,244,620	50,000	142,999,308
Reinvested	143,063	1,891	1,184,078
Redeemed	(5,251,696)	(612)	(166,402,917)
Net Increase (Decrease)	13,135,987	51,279	(22,219,531)

^^  Amount is less than $0.50.

**  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

(5)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0216	0.0309	0.0100	0.0011	0.0065	0.0187
Dividends from net investment income	(0.0216)	(0.0309)	(0.0100)	(0.0011)	(0.0065)	(0.0187)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	3.13%	1.01%	0.11%	0.65%	1.90%
Ratios/Supplemental Data
Net assets end of year (millions)	$8,316.0	$7,464.5	$5,987.1	$6,067.2	$6,231.8	$6,462.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.99%	(b)	(b)
Ratio of net investment income to average net assets	4.30%	3.13%	1.00%	0.10%	0.64%	1.86%

	Class 95
	Six Months Ended November 30, 2006	Year Ended May 31, 2006	Year Ended May 31, 2005	August 12, 2003* to May 31, 2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0218	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0218)	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.20%	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.6	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	0.95%	0.95%	0.95%	0.95	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.95%	0.95%	(b)	(b)
Ratio of net investment income to average net assets	4.35%	3.12%	1.00%	0.14	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class 75
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0228	0.0334	0.0125	0.0035	0.0090	0.0213
Dividends from net investment income	(0.0228)	(0.0334)	(0.0125)	(0.0035)	(0.0090)	(0.0213)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.31%	3.39%	1.27%	0.35%	0.90%	2.16%
Ratios/Supplemental Data
Net assets end of period (millions)	$103.7	$75.2	$55.7	$6.8	$14.1	$23.5
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%
Ratios of expenses to average net assets, net of fee waivers	0.75%	0.75%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.56%	3.36%	1.33%	0.37%	0.95%	2.33%

	Class 70
	Six Months Ended November 30, 2006	Year Ended May 31, 2006	Year Ended May 31, 2005	August 12, 2003* to May 31, 2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0231	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0231)	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.33%	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$34.1	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.70%	0.70%	0.70%	0.70	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.70%	0.70%	(b)	(b)
Ratio of net investment income to average net assets	4.60%	3.51%	1.26%	0.39	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0236	0.0349	0.0140	0.0050	0.0105	0.0228
Dividends from net investment income	(0.0236)	(0.0349)	(0.0140)	(0.0050)	(0.0105)	(0.0228)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.38%	3.55%	1.42%	0.50%	1.06%	2.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$971.2	$1,004.8	$609.7	$443.7	$497.4	$510.0
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.70%	3.57%	1.49%	0.50%	1.04%	2.05%
	Class 45
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0243	0.0364	0.0155	0.0065	0.0120	0.0243
Dividends from net investment income	(0.0243)	(0.0364)	(0.0155)	(0.0065)	(0.0120)	(0.0243)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.46%	3.70%	1.57%	0.65%	1.21%	2.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$98.1	$56.8	$17.6	$16.0	$13.5	$23.1
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	0.45%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.86%	3.88%	1.58%	0.65%	1.23%	2.13%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class 35
	Six Months Ended November 30,	Years Ended May 31,				July 1, 2002* to May 31,
	2006	2006	2005	2004		2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0248	0.0374	0.0165	0.0050		0.0075
Dividends from net investment income	(0.0248)	(0.0374)	(0.0165)	(0.0050)		(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	2.51%	3.81%	1.68%	0.51%		0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$7.1	$9.1	$3.7	$5.1		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.35%	0.35%	0.35%	0.35	%(a)+	0.35	%(a)+
Ratios of expenses to average net assets, net of fee waivers	0.35%	0.35%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.94%	3.88%	1.49%	0.74	%(a)+	1.45	%(a)+

	Class 25
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0253	0.0384	0.0175	0.0085	0.0140	0.0263
Dividends from net investment income	(0.0253)	(0.0384)	(0.0175)	(0.0085)	(0.0140)	(0.0263)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.56%	3.91%	1.78%	0.86%	1.42%	2.69%
Ratios/Supplemental Data
Net assets end of period (millions)	$539.8	$542.5	$552.3	$1,348.4	$1,524.7	$2,113.4
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.25%	0.25%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.05%	3.84%	1.65%	0.84%	1.41%	2.31%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class 20
	Six Months Ended November 30,	Years Ended May 31,		February 17, 2004* to May 31,
	2006	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0256	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0256)	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.59%	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$220.2	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.20%	0.20%	0.20%	0.20	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.20%	0.20%	(b)	(b)
Ratio of net investment income to average net assets	5.09%	3.93%	1.86%	0.89	%(a)

	Class 15
	Six Months Ended November 30,	Years Ended May 31,				July 30, 2001* to
	2006	2006	2005	2004	2003	2002
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0394	0.0185	0.0095	0.0150	0.0205
Dividends from net investment income	(0.0259)	(0.0394)	(0.0185)	(0.0095)	(0.0150)	(0.0205)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	4.02%	1.88%	0.96%	1.52%	2.08%
Ratios/Supplemental Data
Net assets end of period (millions)	$684.0	$173.5	$61.9	$136.7	$692.0	$34.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.14%	0.15%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.18%	4.07%	1.57%	0.95%	1.30%	2.07	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

Class Institutional**

	Six Months Ended	Year Ended May 31,		June 25, 2003* to
	November 30,			May 31,
	2006	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0261)	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$12,514.7	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.08%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.26%	4.06%	1.81%	0.97	%(a)

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. GOVERNMENT FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0213	0.0307	0.0102	0.0010	0.0050	0.0149
Dividends from net investment income	(0.0213)	(0.0307)	(0.0102)	(0.0010)	(0.0050)	(0.0149)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	3.12%	1.03%	0.10%	0.50%	1.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$3,270.5	$1,996.1	$940.0	$853.5	$846.7	$902.3
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.98%	(b)	(b)
Ratio of net investment income to average net assets	4.26%	3.21%	1.04%	0.10%	0.50%	1.44%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0233	0.0347	0.0142	0.0049	0.0090	0.0189
Dividends from net investment income	(0.0233)	(0.0347)	(0.0142)	(0.0049)	(0.0090)	(0.0189)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.36%	3.53%	1.44%	0.49%	0.91%	1.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$125.3	$100.3	$81.2	$19.3	$6.5	$4.0
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.66%	3.52%	1.64%	0.48%	0.83%	2.16%
	Class 45
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0241	0.0362	0.0157	0.0064	0.0105	0.0203
Dividends from net investment income	(0.0241)	(0.0362)	(0.0157)	(0.0064)	(0.0105)	(0.0203)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.44%	3.69%	1.59%	0.64%	1.06%	2.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$19.1	$16.3	$9.2	$0.0 ^	$5.8	$0.4
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.80%	3.80%	2.36%	0.66%	0.86%	2.73%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class 25
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0251	0.0382	0.0177	0.0084	0.0125	0.0224
Dividends from net investment income	(0.0251)	(0.0382)	(0.0177)	(0.0084)	(0.0125)	(0.0224)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.54%	3.89%	1.80%	0.84%	1.27%	2.28%
Ratios/Supplemental Data
Net assets end of period (millions)	$27.9	$23.4	$4.6	$66.0	$50.1	$90.7
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.02%	3.96%	1.44%	0.83%	1.28%	1.71%

	Class 15
	Six Months Ended November 30,	Years Ended May 31,			November 18, 2002* to May 31,
	2006	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0257	0.0392	0.0187	0.0094	0.0061
Dividends from net investment income	(0.0257)	(0.0392)	(0.0187)	(0.0094)	(0.0061)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.60%	4.00%	1.90%	0.94%	0.61%
Ratios/Supplemental Data
Net assets end of period (millions)	$93.2	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.13%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.33%	4.19%	1.87%	0.93%	1.17	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

Class Institutional**

	Six Months Ended	Year Ended May 31,		February 24, 2004* to
	November 30,			May 31,
	2006	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0258	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0258)	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$1,467.2	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.13	%(a)
Ratio of expenses to average net assets net of fee waivers	0.10%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.19%	3.96%	2.12%	0.96	%(a)

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. TREASURY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0195	0.0273	0.0083	0.0009	0.0047	0.0166
Dividends from net investment income	(0.0195)	(0.0273)	(0.0083)	(0.0009)	(0.0047)	(0.0166)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.97%	2.77%	0.83%	0.09%	0.47%	1.68%
Ratios/Supplemental Data
Net assets end of year (millions)	$450.6	$429.4	$313.9	$377.5	$356.2	$344.3
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.00%	0.99%	0.99%	0.89%	1.00%	0.97%
Ratio of net investment income to average net assets	3.90%	2.77%	0.80%	0.09%	0.47%	1.64%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2006	2006	2005	2004	2003	2002
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0215	0.0313	0.0121	0.0039	0.0086	0.0203
Dividends from net investment income	(0.0215)	(0.0313)	(0.0121)	(0.0039)	(0.0086)	(0.0203)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	3.18%	1.23%	0.39%	0.87%	2.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$63.4	$69.3	$94.0	$251.4	$281.9	$257.9
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%	0.61%
Ratios of expenses to average net assets net of fee waivers	0.60%	0.59%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.30%	3.09%	1.17%	0.39%	0.85%	1.44%

	Class 75
	Six Months Ended November 30, 2006	Year Ended May 31, 2006	August 16, 2004* To May 31, 2005
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0298	0.0100
Dividends from net investment income	(0.0208)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	2.10%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$16.8	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.76	%(a)
Ratios of expenses to average net assets net of fee waivers	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	4.16%	3.31%	1.39	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class 45
	Six Months Ended November 30,	Year Ended May 31,		August 7, 2003* to May 31,
	2006	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0223	0.0328	0.0137	0.0043
Dividends from net investment income	(0.0223)	(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.25%	3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$40.6	$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.43	%(a)
Ratios of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	4.53%	3.48%	1.38%	0.54	%(a)
	Class 25
	Six Months Ended November 30,	Years Ended May 31,		August 7, 2003* to May 31,
	2006	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0233	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0233)	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.36%	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.26	%(a)
Ratios of expenses to average net assets net of fee waivers	0.24%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.50%	4.24%	1.66%	0.71	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Institutional**
	Six Months Ended November 30,	Years Ended May 31,		February 24, 2004* to May 31,
	2006	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0240	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0240)	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.43%	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$26.5	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.13%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets net of fee waivers	0.12%	0.11%	(b)	(b)
Ratio of net investment income to average net assets	4.84%	6.46%	1.78%	0.83	%(a)

*  Inception of Class Operations.

**  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^  Amount is less than $500,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(7)  Other Matters:

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2006 and held for the entire period ending November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Primary Fund Class R
Actual	$1,000.00	$1,010.93	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 95
Actual	$1,000.00	$1,011.03	$4.76
Hypothetical	$1,000.00	$1,019.93	$5.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Primary Fund Class 75
Actual	$1,000.00	$1,011.58	$3.76
Hypothetical	$1,000.00	$1,020.98	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 70
Actual	$1,000.00	$1,011.68	$3.51
Hypothetical	$1,000.00	$1,021.24	$3.69

*  Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class Treasurer's Trust
Actual	$1,000.00	$1,011.93	$3.01
Hypothetical	$1,000.00	$1,021.77	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 45
Actual	$1,000.00	$1,012.33	$2.26
Hypothetical	$1,000.00	$1,022.56	$2.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 35
Actual	$1,000.00	$1,012.58	$1.75
Hypothetical	$1,000.00	$1,023.09	$1.84

*  Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 25
Actual	$1,000.00	$1,012.84	$1.25
Hypothetical	$1,000.00	$1,023.61	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 20
Actual	$1,000.00	$1,012.99	$1.00
Hypothetical	$1,000.00	$1,023.88	$1.05

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class 15
Actual	$1,000.00	$1,013.09	$0.75
Hypothetical	$1,000.00	$1,024.14	$0.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Primary Fund Class Institutional
Actual	$1,000.00	$1,013.04	$0.60
Hypothetical	$1,000.00	$1,024.30	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class R
Actual	$1,000.00	$1,009.83	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class Treasurer's Trust
Actual	$1,000.00	$1,017.75	$3.01
Hypothetical	$1,000.00	$1,021.77	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class 45
Actual	$1,000.00	$1,012.23	$2.26
Hypothetical	$1,000.00	$1,022.56	$2.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class 25
Actual	$1,000.00	$1,012.73	$1.25
Hypothetical	$1,000.00	$1,023.61	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class 15
Actual	$1,000.00	$1,013.04	$0.75
Hypothetical	$1,000.00	$1,024.14	$0.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class Institutional
Actual	$1,000.00	$1,013.14	$0.60
Hypothetical	$1,000.00	$1,024.30	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class R
Actual	$1,000.00	$1,009.88	$5.01
Hypothetical	$1,000.00	$1,019.67	$5.26

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
U.S. Treasury Fund Class Treasurer's Trust
Actual	$1,000.00	$1,010.93	$3.01
Hypothetical	$1,000.00	$1,021.77	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 75
Actual	$1,000.00	$1,010.53	$3.76
Hypothetical	$1,000.00	$1,020.98	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 45
Actual	$1,000.00	$1,011.28	$2.26
Hypothetical	$1,000.00	$1,022.56	$2.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 25
Actual	$1,000.00	$1,011.78	$1.25
Hypothetical	$1,000.00	$1,023.61	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class Institutional
Actual	$1,000.00	$1,012.18	$0.60
Hypothetical	$1,000.00	$1,024.30	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended

May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to protect its assets by failing to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers, LLP has furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

(This page has been left blank intentionally)

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RF-W/SEMI-ANNUAL 11/06

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

offered by

The Reserve

Primary II Fund

Semi-Annual Report

November 30, 2006

(Unaudited)

Quaker Reserve Money-Market I

Quaker Reserve Money-Market II

THE RESERVE FUND

RESERVE PRIMARY II FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006 (Unaudited)

Assets:
Investment in Reserve Primary Fund - Class Institutional (Cost* $1,631,182)	$1,631,182
Dividends receivable from affiliate	236
Total Assets	1,631,418

Liabilities:
Comprehensive management fee payable	3,059
Distribution (12b-1) fee payable	2,404
Dividend Payable	180
Chief Compliance Officer expense payable	5
Trustee Fees	3
Total Liabilities	5,651

Net Assets	$1,625,767

Net Assets were comprised of**:
Par Value	$1,626
Additional Paid-in Capital	1,624,141
Total Net Assets	$1,625,767

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding, and equivalent to the Net Assets of each Class:
1,090,796 shares - Class Quaker I	$1.00
534,971 shares - Class Quaker II	$1.00

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

** The tax basis of the Fund’s net assets is the same as the basis for financial reporting.

See notes to financial statements.

1

THE RESERVE FUND
RESERVE PRIMARY II FUND
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (Unaudited)

Investment Income (Note 1):
Dividends from Reserve Primary Fund	$39,523

Expenses (Note 2):
Comprehensive management fee	6,036
Distribution (12b-1) fee:
Class Quaker I	1,005
Class Quaker II	3,523
Total expenses before waiver	10,564
Less: expenses waived	(603)
9,961

Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$29,562

THE RESERVE FUND
RESERVE PRIMARY II FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six months
	Ended	Year Ended
	November 30,	May 31,
	2006	2006
Increase in Net Assets from Investment Operations:
Net investment income	$29,562	$13,871

Dividends Paid to Shareholders From (Note 1):
Net investment income:
Class Quaker I	(17,184)	(8,039)
Class Quaker II	(12,378)	(5,833)
	(29,562)	(13,871)
From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares - Class Quaker I shares	877,985	1,139,197
Proceeds from sale of shares - Class Quaker II shares	161,694	814,759
Dividends reinvested - Class Quaker I shares	17,055	8,039
Dividends reinvested - Class Quaker II shares	12,326	5,832
Cost of shares redeemed - Class Quaker I shares	(281,232)	(866,910)
Cost of shares redeemed - Class Quaker II shares	(310,012)	(360,439)
	477,816	740,478
Net increase (decrease) in net assets	477,816	740,478

NET ASSETS:
Beginning of period	1,147,951	407,473
End of period	$1,625,767	$1,147,951

See notes to financial statements.

2

NOTES TO FINANCIAL STATEMENTS

(1)          Significant Accounting Policies

The Reserve Fund (the “Trust”) is registered under the Investment Company Act of 1940 as amended (the “Investment Company Act”), as an open-end management investment company. The Reserve Primary II Fund (the “Fund”) is a series of the Trust. The Fund invests all of its assets in Class Institutional shares of the Primary Fund (the “Primary Fund”), another series of the Trust. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.  The financial statements of the Primary Fund should be read in conjunction with the Fund’s financial statements.

A. The Trust’s authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S Treasury II Fund (which has not commenced operations).  These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I (“QRI”) and Quaker Reserve Money-Market II (“QRII”).

B. Investments are valued at the net asset value of the Primary Fund Class Institutional shares.  Valuation of investments held by the Primary Fund is disclosed in the notes to the Primary Fund’s financial statements.

C. Investments in the Primary Fund are recorded on a trade date basis. Dividends received from the Primary Fund are accrued daily and received monthly. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.  Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

D. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)          Management Fee and other Transactions With Affiliates

Pursuant to an Investment Management Agreement (the “Agreement”) between Reserve Management Company, Inc. (“RMCI”) and the Trust, RMCI serves as the Investment Adviser to both the Fund and the Primary Fund, subject to the policies adopted by the Board of Trustees.  Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund.  Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels.  The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund because they are waived. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost.  Excluded from the definition of administrative and customary operating expenses are compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust’s Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.  Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI.  For the

3

six months ended November 30, 2006, the Fund accrued $6,036 in comprehensive management fees, of which $321 and $282 for QRI and QRII, respectively, were voluntarily waived.

Distribution Assistance

The Trust,on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan (the “Distribution Plan”) and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares.  The maximum level of distribution expenses is 0.25% and 1.00% per year of the average net assets of Class QRI and Class QRII, respectively.   For the six months ended November 30, 2006, the Fund accrued $4,528 in distribution fees.

(3)          Dividend Distribution

The tax basis of the Fund’s net assets is the same as the basis for financial reporting at November 30, 2006.  There was no undistributed net investment income for the Fund at November 30, 2006.

(4)          Concentration of Investors

The Fund is currently used primarily as a vehicle into which cash balances of customers of the Quaker Funds are invested.

(5)          Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4

(6)          Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

	QRI
	Six Months		Year Ended	Year Ended	Period
	Ended		May 31,	May 31,	Ended May
	Nov 30, 2006		2006	2005	31, 2004 (a)
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0214		0.0309	0.0097	0.0011
Less dividends from net investment income	(0.0214)		(0.0309)	(0.0097)	(0.0011)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000

Total Return	2.16%		3.14%	0.98%	0.11%

Ratios/Supplemental Data
Net assets end of period (thousands)	$1,090.8		$477.0	$196.7	$231.6
Ratio of expenses to average net assets before waiver *	1.05	%(b)	1.05%	1.05%	0.97	%(b)
Ratio of expenses to average net assets after waiver *	0.97	%(b)	0.97%	0.96%	0.82	%(b)
Ratio of net investment income to average net assets after waiver	4.27	%(b)	3.16%	1.02%	0.20	%(b)

	QRII
	Six Months		Year Ended	Year Ended	Period
	Ended		May 31,	May 31,	Ended May
	Nov 30, 2006		2006	2005	31, 2004 (a)
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0176		0.0234	0.0037	0.0002
Less dividends from net investment income	(0.0176)		(0.0234)	(0.0037)	(0.0002)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000

Total Return	1.78%		2.36%	0.37%	0.02%

Ratios/Supplemental Data
Net assets end of period (thousands)	$535.0		$671.0	$210.8	$476.7
Ratio of expenses to average net assets before waiver *	1.80	%(b)	1.80%	1.80%	1.72	%(b)
Ratio of expenses to average net assets after waiver *	1.72	%(b)	1.72%	1.54%	0.99	%(b)
Ratio of net investment income to average net assets after waiver	3.51	%(b)	2.34%	0.27%	0.03	%(b)

(a)       From the period November 5, 2003 (Commencement of Class) to May 31, 2004.

(b)       Annualized.

*                 Does not include expenses of the Reserve Primary Fund Class Institutional.

(7)          Other Matters

Management has determined that certain of the Fund’s and the Primary Fund’s service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Fund.

5

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2006 and held for the entire period ending November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid
	June 1, 2006	November 30, 2006	During Period*
Quaker Reserve Money-Market I
Actual	$1,000.00	$1,010.83	$4.86
Hypothetical	$1,000.00	$1,019.82	$5.11

*                Expenses are equal to the Fund’s expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Quaker Reserve Money-Market II
Actual	$1,000.00	$1,008.92	$8.62
Hypothetical	$1,000.00	$1,016.02	$9.05

*                Expenses are equal to the Fund’s expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund’s investment adviser, Reserve Management Company, Inc. (“RMCI”).  RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI’s proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC’s web site at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q are available on the SEC’s web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF “COMPREHENSIVE FEE” INVESTMENT MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund’s “Comprehensive Fee” Investment Management Agreement with RMC.  At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders.  The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements.  The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI’s management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest.  The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund’s expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds (“peer funds”), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds.  Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

7

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI’s profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow.  The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds’ expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.  On this basis, the Board unanimously voted to approve of these Agreements.

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund’s financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP’s resignation was accepted by the Funds’ Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds’ Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to protect its assets by failing to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers, LLP has furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust’s Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

8

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

The Quaker Reserve Money Market Account is offered by The Reserve. Shares offered are shares of Primary II Fund, a series of The Reserve.

Distributor - Resrv Partners, Inc.

QMSA 113006

Semi-Annual Report

November 30, 2006

(Unaudited)

Liquid Performance Money Market Fund

of The Reserve Fund

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THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2006 (Unaudited)

Principal Amount	Repurchase Agreements — 99.0%	Value (Note 1)
$100,000	Bear Stearns & Co. Inc., 5.31% dated 11/30/06 due 12/1/06, repurchase proceeds at maturity $100,015 (collateralized by BOND at 11.25% due 2/15/15 valued at $7,445, FMNT at 4.75% due 9/28/07 valued at $99,898)	$100,000
Total Repurchase Agreements (Cost $100,000)		100,000

Total Investments (Cost $100,000)	99.0%	100,000
Comprehensive management fees payable	0.0	0	(a)
Other Assets, less Liabilities	1.0	1,039
Nets Assets	100.0%	$101,039

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

101,039 shares Class 15	$1.00

GLOSSARY

BOND  —  US Treasury Bond

FMNT  —  Freddie Mac Fixed Rate Notes

(a)  As there was a 100% fee waiver for this period, no fees were accrued.

See notes to financial statements.
1

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (Unaudited)

Interest Income (Note 1)	$2,650
Expenses (Note 2)
Comprehensive management fee:
Class 15	75
Total expenses before waiver	75
Less: expenses waived (Note 2)	(75)
Net Expenses	—
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$2,650

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended November 30, 2006	Year Ended May 31, 2006
Increase in Net Assets from Investment Operations:
Net investment income	$2,650	$9,593
Dividends Paid to Shareholders From (Note 1):
Net investment income:
Class 15	(2,650)	(9,593)
From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares - Class 15 shares	42	1,000,020
Dividends reinvested - Class 15 shares	2,636	9,593
Cost of shares redeemed - Class 15 shares	(2,742)	(908,510)
	(64)	101,103
Net increase/(decrease) in net assets	(64)	101,103
Net Assets:
Beginning of period	101,103	—
End of period	$101,039	$101,103

See notes to financial statements.
2

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has six classes of shares: Class 10, Class 15, Class 20, Class 25, Class 35 and Class 45. The Fund commenced operations on January 11, 2006 and as of November 30, 2006, the Fund had only Class 15 shares outstanding.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. The Fund's custodians hold the securities that are subject to repurchase agreements. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

3

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and other Transactions With Affiliates:

Pursuant to an Investment Management Agreement ("Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, government-imposed fees and expenses, including but not limited to federal and state registration fees, extraordinary legal and accounting fees and other extraordinary expenses, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Class 10	Class 15	Class 20	Class 25	Class 35	Class 45
0.10%	0.15%	0.20%	0.25%	0.35%	0.45%

During the year ended November 30, 2006, RMCI voluntarily waived all of its comprehensive management fee for the Fund. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Fund are also officers of RMCI.

(3)  Composition of Net Assets:

At November 30, 2006, the composition of the Fund's net assets was as follows:

Par Value	$101
Additional Paid-in-Capital	100,938
Net Assets	$101,039

The tax basis of the Fund's net assets is the same as the basis for financial reporting at November 30, 2006. There was no undistributed net investment income for the Fund at November 30, 2006.

(4)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of Class 15 of the Fund for the period as indicated:

	Class 15
	For Six Months Ended November 30, 2006		For the Period from January 11, 2006 to May 31, 2006*
LIQUID PERFORMANCE FUND
Net asset value at beginning of year	$1.0000		$1.0000
Net investment income	0.0261		0.0180
Dividends from net investment income	(0.0261)		(0.0180)
Net asset value at end of year	$1.0000		$1.0000
Total Return	2.64%		1.82%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.1		$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%		0.15	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.00	%(a)	0.00	%(a)
Ratio of net investment income to average net assets	5.20%		4.57	%(a)

*  Inception of Class Operations

(a)  Annualized.

(6)  Other Matters:

Management has determined that certain of the service contracts and distribution plans of the other Series of the Registrant, The Reserve Fund, but not Reserve Liquid Performance Money Market Fund, have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Fund.

5

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2006 and held for the entire period ending November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period*
Liquid Performance Fund Class 15
Actual	$1,000.00	$1,012.48	$0.75
Hypothetical	$1,000.00	$1,024.14	$0.79

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT
MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement was in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money

7

market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

8

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RLP/SEMI-ANNUAL 11/06

Item 2.       Code of Ethics.

Not applicable.

Item 3.       Audit Committee Financial Expert.

Not applicable.

Item 4.       Principal Accountant Fees and Services.

Not applicable.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11. Controls and Procedures.

(a)               The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)              There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)         Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)              Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2007

By:	/s/Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	February 8, 2007